Loan Payables	12 Months Ended
Dec. 31, 2023
Loan Payables [Abstract]
LOAN PAYABLES

16. LOAN PAYABLES

Loan payables were as follows as of the respective balance sheet dates:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Loan payables, current portion	6,500	-	-
Loan payables, non-current portion	-	-	-
	6,500	-	-

On September 17, 2020, Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”) entered into a loan agreement with WuYi Transportation Construction Investment Group Company Limited (“WuYi Transportation Construction”), pursuant to which ZJ Youguan was entitled to borrow a loan of RMB20,000 with a weighted average interest rate of 7.5%. ZJ Youguan drew down the amount in full. On July 1, 2021, ZJ Youguan entered into a supplementary agreement with WuYi Transportation Construction, pursuant to which ZJ Youguan shall fully repay this loan by the end of 2021. ZJ Youguan repaid RMB10,000 on July 27, 2021, RMB2,000 on October 29, 2021, RMB1,000 on December 29, 2021, RMB500 on July 29, 2022. On June 13, 2023, the Group signed a settlement agreement with WuYi, to pursuant that the Group needs to repay all the outstanding balance of RMB6,500 before December 15, 2023. The Group repaid RMB800 on September 1, 2023 and RMB500 on November 3, 2023, respectively. As of December 31, 2023, the outstanding balance of this loan is RMB5,200, which is overdue. The Group reclassified to Note 14 - ACCRUED EXPENSES AND OTHER LIABILITIES - Loans from third parties as the nature of this transaction has changed to a liability other than loan payable. Relevant legal proceedings are discussed in Note 23 - SUBSEQUENT EVENTS.